Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
REVENUE	$ 25,494,564	$ 18,219,959	$ 16,396,018
COST OF REVENUE	(18,382,637)	(13,017,646)	(11,113,922)
GROSS PROFIT	7,111,927	5,202,313	5,282,096
OPERATING EXPENSES
Selling expenses	(138,530)	(161,719)	(273,841)
General and administrative expenses	(1,323,726)	(1,367,070)	(1,310,215)
Research and development expenses	(249,050)	(205,359)	(522,867)
Total operating expenses	(1,711,306)	(1,734,148)	(2,106,923)
INCOME FROM OPERATIONS	5,400,621	3,468,165	3,175,173
OTHER INCOME (EXPENSES)
Interest income	3,207	714	2,271
Interest expense	(417,266)	(329,102)	(333,190)
Unrealized foreign transaction exchange gain (loss)	(45,124)	(248)	5,281
Gain on disposal of fixed assets		20,150
Government subsidies	449,972	362,187	140,295
Income from short-term investments	565
Other income	38,409	132,713
Total other income (expenses), net	29,763	186,414	(185,343)
INCOME BEFORE INCOME TAX PROVISION	5,430,384	3,654,579	2,989,830
INCOME TAX PROVISION	(820,931)	(556,262)	(427,194)
NET INCOME	4,609,453	3,098,317	2,562,636
Less: net income (loss) attributable to non-controlling interest	18,650	71,644	(11,167)
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,590,803	3,026,673	2,573,803
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment	612,806	450,234	(281,699)
TOTAL COMPREHENSIVE INCOME	5,222,259	3,548,551	2,280,937
Less: comprehensive income (loss) attributable to non-controlling interest	21,133	81,737	(10,969)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 5,201,126	$ 3,466,814	$ 2,291,906
EARNINGS PER SHARE
Basic	$ 0.69	$ 0.58	$ 0.50
Diluted	$ 0.68	$ 0.58	$ 0.50
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	6,615,833	5,210,649	5,166,667
Diluted	6,706,235	5,210,649	5,166,667